Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 62,547	$ 31,095	$ 363,098
Property, plant and equipment with net book value		55.25	6,174,867
Buildings with net book value		$ 552,529	$ 5,890,975